October 1, 2020

Ryan Sutcliffe, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Corporate Income Fund, Inc.

 File Nos.: 033-62275/811-07353

 T. Rowe Price Credit Opportunities Fund, Inc.

 File Nos.: 333-194114/811-22939

 T. Rowe Price Floating Rate Fund, Inc.

 File Nos.: 333-174605/811-22557

 T. Rowe Price Global Multi-Sector Bond Fund, Inc.

 File Nos.: 333-154155/811-22243

 T. Rowe Price GNMA Fund, Inc.

 File Nos.: 033-01041/811-4441

 T. Rowe Price Government Money Fund, Inc.

 File Nos.: 002-54926/811-2603

 T. Rowe Price High Yield Fund, Inc.

  T. Rowe Price High Yield Fund

  T. Rowe Price U.S. High Yield Fund

 File Nos.: 002-93707/811-4119

 T. Rowe Price Inflation Protected Bond Fund, Inc.

 File Nos.: 333-99241/811-21185

 T. Rowe Price Institutional Income Funds, Inc.

  T. Rowe Price Institutional Cash Reserves Fund

  T. Rowe Price Institutional Core Plus Fund

  T. Rowe Price Institutional Floating Rate Fund

  T. Rowe Price Institutional High Yield Fund

  T. Rowe Price Institutional Long Duration Credit Fund

 File Nos.: 333-84634/811-21055

 T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.

 File Nos.: 333-136805/811-21919

 T. Rowe Price New Income Fund, Inc.

 File Nos.: 002-48848/811-2396

 T. Rowe Price QM U.S. Bond Index Fund, Inc.

 File Nos.: 333-45018/811-10093

 T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement 2005 Fund

  T. Rowe Price Retirement 2010 Fund

  T. Rowe Price Retirement 2015 Fund

  T. Rowe Price Retirement 2020 Fund

  T. Rowe Price Retirement 2025 Fund

  T. Rowe Price Retirement 2030 Fund

  T. Rowe Price Retirement 2035 Fund

  T. Rowe Price Retirement 2040 Fund

  T. Rowe Price Retirement 2045 Fund

  T. Rowe Price Retirement 2050 Fund

  T. Rowe Price Retirement 2055 Fund

  T. Rowe Price Retirement 2060 Fund

  T. Rowe Price Retirement 2065 Fund

  T. Rowe Price Retirement Balanced Fund

  T. Rowe Price Retirement I 2005 Fund—I Class

  T. Rowe Price Retirement I 2010 Fund—I Class

  T. Rowe Price Retirement I 2015 Fund—I Class

  T. Rowe Price Retirement I 2020 Fund—I Class

  T. Rowe Price Retirement I 2025 Fund—I Class

  T. Rowe Price Retirement I 2030 Fund—I Class

  T. Rowe Price Retirement I 2035 Fund—I Class

  T. Rowe Price Retirement I 2040 Fund—I Class

  T. Rowe Price Retirement I 2045 Fund—I Class

  T. Rowe Price Retirement I 2050 Fund—I Class

  T. Rowe Price Retirement I 2055 Fund—I Class

  T. Rowe Price Retirement I 2060 Fund—I Class

  T. Rowe Price Retirement I 2065 Fund—I Class

  T. Rowe Price Retirement Balanced I Fund—I Class

  T. Rowe Price Target 2005 Fund

  T. Rowe Price Target 2010 Fund

  T. Rowe Price Target 2015 Fund

  T. Rowe Price Target 2020 Fund

  T. Rowe Price Target 2025 Fund

  T. Rowe Price Target 2030 Fund

  T. Rowe Price Target 2035 Fund

  T. Rowe Price Target 2040 Fund

  T. Rowe Price Target 2045 Fund

  T. Rowe Price Target 2050 Fund

  T. Rowe Price Target 2055 Fund

  T. Rowe Price Target 2060 Fund

  T. Rowe Price Target 2065 Fund

 File Nos.: 333-92380/811-21149

 T. Rowe Price Short-Term Bond Fund, Inc.

  T. Rowe Price Short-Term Bond Fund

  T. Rowe Price Ultra Short-Term Bond Fund

 File Nos.: 002-87568/811-3894

 T. Rowe Price Spectrum Funds II, Inc.

  T. Rowe Price Spectrum Conservative Allocation Fund

  T. Rowe Price Spectrum Moderate Allocation Fund

  T. Rowe Price Spectrum Moderate Growth Allocation Fund

 File Nos.: 033-53675/811-07173

 T. Rowe Price Total Return Fund, Inc.

 File Nos.: 333-213574/811-23180

 T. Rowe Price U.S. Treasury Funds, Inc.

  T. Rowe Price U.S. Treasury Intermediate Index Fund

  T. Rowe Price U.S. Treasury Long-Term Index Fund

  T. Rowe Price U.S. Treasury Money Fund

 File Nos.: 033-30531/811-5860

Dear Mr. Sutcliffe:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There are no changes to the prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on September 24, 2020, September 28, 2020 and September 30, 2020.

The Funds’ prospectuses and SAI went effective automatically on October 1, 2020.

If you have any questions about this filing, please give me a call at 410-345-4981 or, in my absence, Vicki S. Booth at 410-577-5024.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman